Schedule of Investments (unaudited)
June 30, 2024
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alaska — 0.9%
Alaska Housing Finance Corp.
Refunding RB, Series A, VRDN, (Wells Fargo Bank NA SBPA), 3.83%, 07/08/24(a)	USD	300	$ 300,000
Refunding RB, Series D, VRDN, (Federal Home Loan Bank SBPA), 3.83%, 07/08/24(a)		1,300	1,300,000
			1,600,000
California — 4.7%
Bay Area Toll Authority, RB, Series A-2, VRDN, (MUFG Bank Ltd. LOC), 3.03%, 07/08/24(a)		8,000	8,000,000
Colorado — 2.8%
City & County of Denver, GO, Series B, 5.00%, 08/01/24		1,000	1,001,322
City of Colorado Springs Utilities System Revenue, Refunding RB, Series C, VRDN, (Sumitomo Mitsui Banking Corp. SBPA), 3.90%, 07/08/24(a)		3,710	3,710,000
			4,711,322
Connecticut — 0.4%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series C-3, VRDN, (Royal Bank of Canada SBPA), 3.85%, 07/08/24(a)		725	725,000
Delaware — 1.6%
University of Delaware, Refunding RB, VRDN, (TD Bank NA SBPA), 4.95%, 07/01/24(a)		2,800	2,800,000
District of Columbia — 2.0%
Metropolitan Washington Airports Authority Aviation Revenue, RB, Series D, VRDN, (TD Bank NA LOC), 3.90%, 07/08/24(a)		3,385	3,385,000
Florida — 9.1%
County of Escambia, RB, VRDN, 4.95%, 07/01/24(a)		2,900	2,900,000
County of St. Lucie Florida Power & Light Co., Refunding RB, VRDN, 4.05%, 07/08/24(a)		400	400,000
Highlands County Health Facilities Authority, Refunding RB, Series D-2, VRDN, 3.83%, 07/08/24(a)		8,000	8,000,000
JEA Electric System Revenue, Refunding RB, Series THREE-B-3, VRDN, (Royal Bank of Canada SBPA), 3.90%, 07/08/24(a)		2,750	2,750,000
Pinellas County Housing Finance Authority, RB, VRDN, (FHLMC LOC), 3.88%, 07/08/24(a)		1,400	1,400,000
			15,450,000
Georgia — 1.3%
Private Colleges & Universities Authority, RB, Series B, VRDN, 4.21%, 07/08/24(a)		2,130	2,130,000
Illinois — 1.4%
Illinois Finance Authority
RB, Series D-2, VRDN, (TD Bank NA LOC), 4.90%, 07/01/24(a)		1,200	1,200,000
Refunding RB, Sub-Series C-1, VRDN, (JPMorgan Chase Bank NA SBPA), 4.05%, 07/08/24(a)		1,100	1,100,000
			2,300,000
Indiana — 0.4%
Indiana Finance Authority, RB, VRDN, (Barclays Bank plc LOC), 3.85%, 07/08/24(a)		750	750,000
Security		Par (000)	Value
Iowa — 1.3%
Iowa Finance Authority
RB, Series E, VRDN, (GNMA/FNMA/FHLMC COL), (Fannie Mae LIQ), (Federal Home Loan Bank SBPA), 3.85%, 07/08/24(a)	USD	1,100	$ 1,100,000
Refunding RB, Series C, VRDN, (JPMorgan Chase Bank NA LOC), 4.00%, 07/08/24(a)		1,100	1,100,000
			2,200,000
Louisiana — 7.4%
Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, Series A-1, VRDN, (Toronto-Dominion Bank LOC), 4.95%, 07/01/24(a)		1,800	1,800,000
Louisiana Offshore Terminal Authority, Refunding RB, VRDN, (JPMorgan Chase Bank NA LOC), 3.95%, 07/08/24(a)		1,415	1,415,000
Louisiana Public Facilities Authority
RB, Series B, VRDN, 3.90%, 07/08/24(a)		4,300	4,300,000
RB, VRDN, 4.70%, 07/01/24(a)		3,000	3,000,000
Refunding RB, Series 1, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.85%, 07/08/24(a)		2,100	2,100,000
			12,615,000
Maryland — 1.6%
Maryland EDC, RB, Series A, VRDN, 3.75%, 07/08/24(a)		1,500	1,500,000
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Series A, VRDN, (TD Bank NA LOC), 4.15%, 07/08/24(a)		200	200,000
Montgomery County, GO, TECP, Series B, (State Street Bank & Trust Co. SBPA), 3.65%, 09/05/24		1,000	999,891
			2,699,891
Massachusetts — 3.0%
Massachusetts Development Finance Agency
RB, Series K2, VRDN, (Sumitomo Mitsui Banking Corp. SBPA), 3.80%, 07/08/24(a)		900	900,000
RB, VRDN, (Wells Fargo Bank NA SBPA), 3.80%, 07/08/24(a)		1,150	1,150,000
Massachusetts HFA, Refunding RB, Series 200, VRDN, (TD Bank NA SBPA), 3.85%, 07/08/24(a)		1,050	1,050,000
Town of Sharon, GO, Refunding, 4.50%, 02/27/25		2,000	2,017,851
			5,117,851
Minnesota — 1.8%
City of Minneapolis, Refunding RB, Series C, VRDN, (Wells Fargo Bank NA LOC), 4.65%, 07/01/24(a)		2,050	2,050,000
County of Hennepin, GO, Refunding, Series B, VRDN, (TD Bank NA SBPA), 3.85%, 07/08/24(a)		1,080	1,080,000
			3,130,000
Mississippi — 2.5%
Mississippi Business Finance Corp.
RB, Series E, VRDN, 4.75%, 07/01/24(a)		100	100,000
RB, Series F, VRDN, 4.75%, 07/01/24(a)		1,100	1,100,000
Mississippi Development Bank, RB, VRDN, 4.75%, 07/01/24(a)		3,100	3,100,000
			4,300,000
Nebraska — 2.7%
Lincoln Nebraska Electric, RB, TECP, Series 95, (JPMorgan Chase Bank NA SBPA), 3.55%, 08/15/24		1,000	999,992
Nebraska Investment Finance Authority, RB, Series C, VRDN, (GNMA/FNMA/FHLMC), (Federal Home Loan Bank SBPA), 3.95%, 07/08/24(a)		2,525	2,525,000
Omaha Public Power District, GO, TECP, (Bank of America NA SBPA), 3.60%, 07/02/24		1,000	999,957
			4,524,949

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Nevada — 1.6%
County of Clark Department of Aviation, Refunding RB, Series D-2B, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 3.85%, 07/08/24(a)	USD	2,730	$ 2,730,000
New Jersey — 3.7%
Borough of Pompton Lakes, GO, Refunding, 4.50%, 06/06/25		1,430	1,443,566
Essex County Improvement Authority, Refunding RB, (County GTD), 5.00%, 06/18/25		2,315	2,346,903
Jersey City Municipal Utilities Authority, RB, Series B, 5.00%, 05/01/25		400	405,420
Township of Bordentown, GO, Refunding, 4.50%, 04/01/25		2,000	2,013,944
			6,209,833
New York — 7.2%
City of New York
GO, Sub-Series 2, VRDN, (JPMorgan Chase Bank NA SBPA), 4.70%, 07/01/24(a)		1,100	1,100,000
GO, Sub-Series A-2, VRDN, (Mizuho Bank Ltd. LOC), 4.95%, 07/01/24(a)		1,900	1,900,000
Lafayette Central School District, GO, Refunding, 4.50%, 06/20/25		1,000	1,013,274
New York City Housing Development Corp.
RB, Series A-4, VRDN, (Royal Bank of Canada SBPA), 3.88%, 07/08/24(a)		2,000	2,000,000
RB, VRDN, (Royal Bank of Canada SBPA), 3.85%, 07/08/24(a)		300	300,000
New York City Municipal Water Finance Authority
Refunding RB, Series 2, VRDN, (UBS AG SBPA), 4.90%, 07/01/24(a)		2,400	2,400,000
Refunding RB, VRDN, (Mizuho Bank Ltd. SBPA), 4.90%, 07/01/24(a)		1,600	1,600,000
New York State HFA, RB, Series A, VRDN, (Fannie Mae LIQ), 3.80%, 07/08/24(a)		900	900,000
Palmyra Macedon Central School District, GO, Refunding, 06/17/25(b)		1,000	1,006,681
			12,219,955
North Carolina — 1.5%
Charlotte-Mecklenburg Hospital Authority (The), RB, Series E, VRDN, (AGM), (TD Bank NA LOC), 4.95%, 07/01/24(a)		960	960,000
University of North Carolina at Chapel Hill, Refunding RB, Series B, VRDN, (TD Bank NA SBPA), 3.88%, 07/08/24(a)		1,550	1,550,000
			2,510,000
North Dakota — 0.8%
North Dakota Housing Finance Agency, RB, Series E, VRDN, (TD Bank NA SBPA), 3.90%, 07/08/24(a)		1,360	1,360,000
Ohio — 3.4%
Akron Bath Copley Joint Township Hospital District, RB, Series A-R, VRDN, (BMO Harris Bank NA LOC), 3.93%, 07/08/24(a)		3,300	3,300,000
Ohio Higher Educational Facility Commission, Refunding RB, VRDN, (Ohio State Treasurer SBPA), 3.85%, 07/08/24(a)		1,400	1,400,000
Ohio Water Development Authority, RB, TECP, (TD Bank NA SBPA), 3.75%, 09/03/24		1,000	1,000,236
			5,700,236
Pennsylvania — 2.3%
Pennsylvania Turnpike Commission
RB, Series A, VRDN, (Barclays Bank plc LOC), 3.85%, 07/08/24(a)		2,250	2,250,000
Security		Par (000)	Value
Pennsylvania (continued)
Pennsylvania Turnpike Commission
Refunding RB, VRDN, (TD Bank NA LOC), 3.95%, 07/08/24(a)	USD	850	$ 850,000
Washington County Authority, Refunding RB, Series RF, VRDN, 3.68%, 07/08/24(a)		750	750,000
			3,850,000
Rhode Island — 1.9%
Rhode Island Health & Educational Building Corp., RB, Series A, VRDN, (TD Bank NA SBPA), 3.93%, 07/08/24(a)		3,265	3,265,000
South Carolina — 1.6%
South Carolina Housing Finance & Development Authority, RB, VRDN, (Federal Home Loan Bank LOC), 4.12%, 07/08/24(a)		1,675	1,675,000
South Carolina Jobs EDA, RB, VRDN, (Federal Home Loan Bank LOC), 4.22%, 07/08/24(a)		1,100	1,100,000
			2,775,000
South Dakota — 1.6%
South Dakota HDA
Refunding RB, Series B, VRDN, (South Dakota HDA SBPA), 3.83%, 07/08/24(a)		1,025	1,025,000
Refunding RB, Series D, VRDN, (Federal Home Loan Bank SBPA), 3.90%, 07/08/24(a)		1,610	1,610,000
			2,635,000
Tennessee — 0.7%
Metropolitan Government Nashville & Davidson County, RB, TECP, (TD Bank NA LOC), 3.79%, 07/15/24		1,000	1,000,016
Public Building Authority of Sevier County (The), RB, VRDN, (County GTD), (Bank of America NA LOC), 3.90%, 07/08/24(a)		200	200,000
			1,200,016
Texas — 18.5%
Bexar County Housing Finance Corp., RB, VRDN, (Fannie Mae LIQ), 3.88%, 07/08/24(a)		1,305	1,305,000
Board of Regents University of Texas, RB, TECP, 3.45%, 09/20/24		1,000	999,922
City of Houston Combined Utility System Revenue, Refunding RB, Series C, VRDN, (Barclays Bank plc LOC), 3.93%, 07/08/24(a)		4,120	4,120,000
City of El Paso, Water & Sewer Revenue
GO, TECP, 3.90%, 09/10/24		900	899,989
RB, TECP, 3.90%, 09/17/24		900	899,993
Dallas Fort Worth International Airport, RB, TECP, 4.00%, 07/02/24		1,000	999,974
Gulf Coast IDA, RB, VRDN, 4.70%, 07/01/24(a)		7,400	7,400,000
Permanent University Fund, RB, TECP, (University of Texas Investment Management Co. LIQ), 3.60%, 07/11/24		1,000	999,914
Port of Port Arthur Navigation District, Refunding RB, VRDN, 4.05%, 07/08/24(a)		4,500	4,500,000
Red River Education Finance Corp., RB, VRDN, (TD Bank NA SBPA), 3.95%, 07/08/24(a)		1,000	1,000,000
San Antonio Electric & Gas Co., RB, TECP, Series A-1, (JPMorgan Chase Bank NA SBPA), 3.75%, 09/20/24		1,500	1,500,060
State of Texas
GO, Series B, VRDN, (Federal Home Loan Bank SBPA), 3.90%, 07/08/24(a)		2,245	2,245,000
GO, VRDN, (Federal Home Loan Bank SBPA), 3.90%, 07/08/24(a)		2,315	2,315,000
GO, VRDN, (Sumitomo Mitsui Banking Corp. LOC), 4.00%, 07/08/24(a)		1,000	1,000,000

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Texas (continued)
Texas State University System, Refunding RB, 5.00%, 03/15/25	USD	750	$ 758,337
University of Texas, RB, TECP, 3.48%, 10/18/24		500	500,027
			31,443,216
Utah — 1.2%
County of Utah, RB, Series E, VRDN, (JPMorgan Chase Bank NA SBPA), 3.95%, 07/08/24(a)		2,000	2,000,000
Virginia — 1.3%
Fairfax County IDA, Refunding RB, VRDN, 3.90%, 07/08/24(a)		940	940,000
Loudoun County EDA, RB, Series B, VRDN, 4.18%, 07/08/24(a)		1,295	1,295,000
			2,235,000
Washington — 2.2%
Washington Housing Finance Commission, Refunding RB, Series VR, VRDN, (Royal Bank of Canada SBPA), 3.85%, 07/08/24(a)		3,700	3,700,000
Wisconsin — 4.9%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series B, VRDN, (TD Bank NA LOC), 4.95%, 07/01/24(a)		1,000	1,000,000
Security		Par (000)	Value
Wisconsin (continued)
Wisconsin Housing & EDA
RB, Series A, VRDN, (Federal Home Loan Bank SBPA), 3.85%, 07/08/24(a)	USD	4,060	$ 4,060,000
RB, Series C, VRDN, (Federal Home Loan Bank SBPA), 3.83%, 07/08/24(a)		1,500	1,500,000
RB, Series C, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.85%, 07/08/24(a)		1,390	1,390,000
RB, Series D, VRDN, (FNMA COL), (Royal Bank of Canada SBPA), 3.85%, 07/08/24(a)		450	450,000
			8,400,000
Wyoming — 1.1%
Wyoming Community Development Authority, RB, Series 4, VRDN, (Bank of America NA SBPA), 3.88%, 07/08/24(a)		1,800	1,800,000
Total Investments — 100.4% (Cost: $170,452,785)			170,472,269
Liabilities in Excess of Other Assets — (0.4)%			(609,350)
Net Assets — 100.0%			$ 169,862,919
(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(b)	When-issued security.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 170,472,269	$ —	$ 170,472,269
Currency Abbreviation
USD	United States Dollar

Schedule of Investments (unaudited)  (continued)
June 30, 2024
BATS: Series V Portfolio
Portfolio Abbreviation
AGM	Assured Guaranty Municipal Corp.
COL	Collateralized
EDA	Economic Development Authority
EDC	Economic Development Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation Bonds
GTD	Guaranteed
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
LIQ	Liquidity Agreement
LOC	Letter of Credit
RB	Revenue Bonds
SBPA	Stand-By Bond Purchase Agreements
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note
4